BANCORP ENERGY, INC BALANCE SHEETS (06/30/2011 Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Accounts payable		$ 3,500
Due to related party	15,375	11,875
Total current liabilities	15,375	15,375
Notes payable to related parties	795,000	795,000
Accrued interest on related party notes	97,875	97,875
Total Liabilities	908,250	908,250
December 31, 2010	$ 11,990,765	$ 11,990,765
Additional paid-in capital	(12,797,015)	(12,797,015)
Retained earnings (Accumulated Deficit)	102,000	102,000
Total shareholders' equity	$ (908,250)	$ (908,250)